Equipment and leasehold improvements - Schedule of movement of right-of-use assets on the leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Main office space
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office | Minimum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs | Buildings
Disclosure of initial application of standards or interpretations [line items]
Initial balance	$ 13,938	$ 11,223
Additions	7	3,161
Depreciation of right-of-use assets	(1,104)	(1,164)
Transfer from investment property	0	1,409
Decrease	0	(691)
Ending balance	$ 12,841	$ 13,938